Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2017
Short-term Investments
Summary of short-term investments

The following is a summary of short-term investments (in thousands):

	December 31, 2016
	Cost	Unrecognized Gains/(Losses)	Estimated Fair Value
	RMB	RMB	RMB
Other short-term investments	11,582,116	—	11,582,116

	11,582,116	—	11,582,116

	December 31, 2017
	Cost	Unrecognized Gains/(Losses)	Estimated Fair Value
	RMB	RMB	RMB
Other short-term investments	9,742,663	—	9,742,663

	9,742,663		9,742,663